Equity (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of the Entity's Quotaholders
The Entity’s shareholders as of December 31, 2023 and 2022 are presented in the table below:

Shareholders	12/31/2022 Quantity	Subscribed	Transferred	Repurchased	12/31/2023 Quantity
Gilberto Sayão da Silva (Class B Common shares)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A common shares)	8,226,422	—	—	—	8,226,422
Public Float (Class A common shares)	13,438,636	—	753,991	(1,724,152)	12,468,475
Other Shareholders (Class A common shares)	18,949,439	—	(331,758)	—	18,617,681
Treasury shares (Class A common shares)	1,832,852	—	(422,233)	1,724,152	3,134,771

Total	56,913,588	—	—	—	56,913,588
Series A Convertible preferred shares (*)	—	100,000	—	—	100,000

Total	—	100,000	—	—	100,000

(*) The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.

Schedule of Basic and Diluted Earnings Per Quota
(g)	Basic and diluted earnings per share

a) Basic earning per share	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Entity	4.02	3.89	3.77

Total basic earning per share attributable to the ordinary equity holders of the Entity	4.02	3.89	3.77

b) Diluted earning per share	2023	2022	2021
From continuing operations attributable to the ordinary equity holders of the Entity	3.85	3.84	3.77

Total basic earning per share attributable to the ordinary equity holders of the Entity	3.85	3.84	3.77

c) Reconciliations of earnings used in calculating earnings per share
Basic earnings per share:	2023	2022	2021
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share:
From continuing operations	220,608	219,417	208,615

	220,608	219,417	208,615

Diluted earnings per share	2023	2022	2021
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share	220,608	219,417	208,615

Used in calculating diluted earnings per share	220,608	219,417	208,615

d) Weighted average number of share used as the denominator	2023	2022	2021
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	54,903,764	56,356,293	55,387,859
Adjustments for calculation of diluted earnings per share:	501,807	792,815	—

Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	55,405,572	57,149,108	55,387,859